UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2003
                                                ------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Ulysses Offshore Fund, Ltd.
                     ---------------------------------------
Address:             Harbour Centre, 2nd Floor, P.O. Box 896
                     ---------------------------------------
                     George Town, Cayman Islands
                     ---------------------------------------

Form 13F File Number:  028-06860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Joshua Nash
                     -------------------------------------------
Title:               Manager of Ulysses Management Offshore LLC
                     -------------------------------------------
Phone:               212-455-6200
                     -------------------------------------------

Signature, Place, and Date of Signing:

  /s/   Joshua Nash           New York, New York            08/14/03
--------------------------   -------------------     --------------------------
    [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               -0-
                                           -----------------

Form 13F Information Table Entry Total:           72
                                           ----------------

Form 13F Information Table Value Total:   $   232,014      (in thousands)
                                           ----------------



List of Other Included managers:

           NONE

                           ULYSSES OFFSHORE FUND LTD.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2003


                                                                                                                        ITEM 5:
                                        ITEM 2:                         ITEM 3:                  ITEM 4:               Shares or
         ITEM 1:                       Title of                         Cusip                    Fair                 Principal
      Name of Issuer                    Class                           Number                Market Value              Amount
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.                  COM                              G3223R108               8,904,600             116,400 SHS
NABORS INDUSTRIES                      SHS                              G6359F103               1,162,182              29,400 SHS
PARTNER RE LTD.                        COM                              G6852T105               1,732,629              33,900 SHS
TRANSOCEAN                             ORD                              G90078109               1,614,795              73,500 CALL
AK STEEL                               COM                              001547108                 297,202              82,100 SHS
AOL TIME WARNER INC                    COM                              00184A105               3,074,799             191,100 CALL
ABITIBI CONSOLIDATED INC.              COM                              003924107               1,538,400             240,000 SHS
AMERICREDIT                            COM                              03060R101               1,257,705             147,100 CALL
ANADARKO PETE CORP.                    COM                              032511107               2,281,311              51,300 SHS
ANGLOGOLD LTD                          SPONSORED ADR                    035128206               4,220,370             132,300 CALL
AVANEX CORP.                           COM                              05348W109                 116,130              29,400 SHS
AVERY DENNISON                         COM                              053611109               2,951,760              58,800 SHS
BP PLC                                 SPONSORED ADR                    055622104               1,235,388              29,400 CALL
BMC                                    COM                              055921100               1,681,990             103,000 CALL
BOEING                                 COM                              097023105               2,014,584              58,700 SHS
CASUAL MALE GROUP INC.                 COM                              148711104                  66,024              12,600 SHS
CATERPILLAR                            COM                              149123101               8,922,298             160,300 CALL
CITIGROUP                              COM                              172967101               3,137,240              73,300 CALL
COCA COLA                              COM                              191216100               7,499,856             161,600 CALL
COMCAST CORP CL A                      CL A                             20030N101               2,885,208              95,600 CALL
COMMSCOPE                              COM                              203372107               1,393,650             146,700 SHS
COX COMMUNICATIONS                     COM                              224044107               1,572,670              49,300 CALL
DADE BEHRING INC.                      COM                              23342J206               1,664,096              73,600 SHS
DEERE & CO.                            COM                              244199105               2,015,370              44,100 SHS
DELTA AND PINE LAND CO.                COM                              247357106                 881,398              40,100 SHS
DIAMOND                                UNIT SER 1                       252787106              79,300,620             882,000 PUT
DOW JONES                              COM                              260561105               2,237,560              52,000 SHS
DUKE ENERGY                            COM                              264399106                 879,795              44,100 SHS
ELECTRONIC DATA                        COM                              285661104               4,416,555             205,900 CALL
FAIRFAX FINCL HOLDINGS                 SUB VTG                          303901102               1,585,170              10,300 SHS
FEDERAL NATIONAL MTGE                  COM                              313586109               5,954,952              88,300 PUT
FLA EAST COAST RR                      CL A                             340632108                  56,210               2,200 SHS
GEMSTAR-TV GUIDE                       COM                              36866W106                 567,132             113,200 SHS
B.F. GOODRICH                          COM                              382388106               2,984,100             142,100 SHS
GUITAR CENTER INC.                     COM                              402040109                 555,428              19,100 SHS
HOSPITAL CP AMER.                      COM                              404119109               1,416,168              44,200 SHS
JOHN HANCOCK FINANCIAL                 COM                              41014S106               1,588,741              51,700 SHS
HONEYWELL                              COM                              438516106               2,958,870             110,200 CALL
IMAGISTICS INTL.                       COM                              45247T104               1,875,660              72,700 SHS
INSPIRE PHARMACEUTICALS                COM                              457733103                 968,554              89,350 SHS
INTEL CORP                             COM                              458140100               2,444,135             117,450 SHS
INTEL CORP                             COM                              458140100               2,753,163             132,300 PUT
INTERACTIVECORP                        COM                              45840Q101               2,316,537              58,900 SHS
LA JOLLA PHARMACEUTICAL CO.            COM                              503459109                 191,425              58,900 SHS
LENNAR                                 CL A                             526057104               2,624,050              36,700 PUT
ELI LILLY                              COM                              532457108               4,055,436              58,800 CALL
MARTEK BIOSCIENCES                     COM                              572901106                 433,593              10,100 SHS
MASSEY ENERGY CO.                      COM                              576206106                 391,870              29,800 SHS
MICROSOFT                              COM                              594918104               4,899,804             191,100 CALL
MICRON                                 COM                              595112103               2,222,493             191,100 CALL
MOTOROLLA                              COM                              620076109               1,109,911             117,700 CALL
NASDAQ 100 SHARES UNIT SER 1           UNIT SER 1                       631100104               1,326,785              44,300 SHS
NAVISTAR INTL.                         COM                              63934E108               1,432,457              43,900 SHS
NEWMONT MINING                         COM                              651639106               4,778,112             147,200 CALL
NOKIA                                  SPONSORED ADR                    654902204                 724,563              44,100 SHS
PATTERSON-UTI ENERGY                   COM                              703481101                 715,377              22,100 SHS
PEABODY ENERGY CORP.                   COM                              704549104                 386,285              11,500 SHS
PFIZER                                 COM                              717081103               1,301,798              38,120 SHS
QUALCOM                                COM                              747525103               2,113,272              58,800 CALL
ROWAN                                  COM                              779382100               1,646,400              73,500 PUT
SCHLUMBERGER                           COM                              806857108               1,745,819              36,700 SHS
SELECTICA INC.                         COM                              816288104                 243,773              76,900 SHS


                             ** TABLE CONTINUED **

                           ULYSSES OFFSHORE FUND LTD.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2003


                                                                                                                     ITEM 5:
                                      ITEM 2:                  ITEM 3:                      ITEM 4:                 Shares or
         ITEM 1:                     Title of                  Cusip                        Fair                   Principal
      Name of Issuer                  Class                    Number                    Market Value                Amount
------------------------------------------------------------------------------------------------------------------------------------
STATE STREET CORP.                     COM                     857477103                   2,375,820                60,300 SHS
SYMBOL TECHNOLOGIES INC.               COM                     871508107                   1,363,448               104,800 SHS
TECO ENERGY INC.                       COM                     872375100                     881,265                73,500 SHS
TEXAS INSTRUMENTS                      COM                     882508104                   1,034,880                58,800 CALL
TYCO                                   COM                     902124106                   1,116,024                58,800 CALL
US BANCORP                             COM                     902973304                   3,243,800               132,400 SHS
USG                                    COM                     903293405                   1,396,500                73,500 PUT
WEBMD CORP                             COM                     94769M105                   3,084,906               283,800 SHS
WELLS FARGO                            COM                     949746101                   4,445,280                88,200 PUT
XCEL ENERGY INC.                       COM                     98389B100                   1,747,648               116,200 SHS


                           ULYSSES OFFSHORE FUND LTD.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2003


                                                  ITEM 6:                                                     ITEM 8:
                                           INVESTMENT DISCRETION                                      VOTING AUTHORITY SHARES
                                              (b) Shares                      ITEM 7:
         ITEM 1:                             as Defined       (c) Shared     Managers
      Name of Issuer             (a) Sole    in Instr. V         Other      See Instr. V     (a) Sole       (b) Shared     (c) None
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.                X                                                           X
NABORS INDUSTRIES                    X                                                           X
PARTNER RE LTD.                      X                                                           X
TRANSOCEAN                           X                                                           X
AK STEEL                             X                                                           X
AOL TIME WARNER INC                  X                                                           X
ABITIBI CONSOLIDATED INC.            X                                                           X
AMERICREDIT                          X                                                           X
ANADARKO PETE CORP.                  X                                                           X
ANGLOGOLD LTD                        X                                                           X
AVANEX CORP.                         X                                                           X
AVERY DENNISON                       X                                                           X
BP PLC                               X                                                           X
BMC                                  X                                                           X
BOEING                               X                                                           X
CASUAL MALE GROUP INC.               X                                                           X
CATERPILLAR                          X                                                           X
CITIGROUP                            X                                                           X
COCA COLA                            X                                                           X
COMCAST CORP CL A                    X                                                           X
COMMSCOPE                            X                                                           X
COX COMMUNICATIONS                   X                                                           X
DADE BEHRING INC.                    X                                                           X
DEERE & CO.                          X                                                           X
DELTA AND PINE LAND CO.              X                                                           X
DIAMOND                              X                                                           X
DOW JONES                            X                                                           X
DUKE ENERGY                          X                                                           X
ELECTRONIC DATA                      X                                                           X
FAIRFAX FINCL HOLDINGS               X                                                           X
FEDERAL NATIONAL MTGE                X                                                           X
FLA EAST COAST RR                    X                                                           X
GEMSTAR-TV GUIDE                     X                                                           X
B.F. GOODRICH                        X                                                           X
GUITAR CENTER INC.                   X                                                           X
HOSPITAL CP AMER.                    X                                                           X
JOHN HANCOCK FINANCIAL               X                                                           X
HONEYWELL                            X                                                           X
IMAGISTICS INTL.                     X                                                           X
INSPIRE PHARMACEUTICALS              X                                                           X
INTEL CORP                           X                                                           X
INTEL CORP                           X                                                           X
INTERACTIVECORP                      X                                                           X
LA JOLLA PHARMACEUTICAL CO.          X                                                           X
LENNAR                               X                                                           X
ELI LILLY                            X                                                           X
MARTEK BIOSCIENCES                   X                                                           X
MASSEY ENERGY CO.                    X                                                           X
MICROSOFT                            X                                                           X
MICRON                               X                                                           X
MOTOROLLA                            X                                                           X
NASDAQ 100 SHARES UNIT SER 1         X                                                           X
NAVISTAR INTL.                       X                                                           X
NEWMONT MINING                       X                                                           X
NOKIA                                X                                                           X
PATTERSON-UTI ENERGY                 X                                                           X
PEABODY ENERGY CORP.                 X                                                           X
PFIZER                               X                                                           X
QUALCOM                              X                                                           X
ROWAN                                X                                                           X
SCHLUMBERGER                         X                                                           X
SELECTICA INC.                       X                                                           X


                             ** TABLE CONTINUED **

                           ULYSSES OFFSHORE FUND LTD.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2003

                                             ITEM 6:                                                        ITEM 8:
                                      INVESTMENT DISCRETION                                            VOTING AUTHORITY SHARES
                                            (b) Shares                        ITEM 7:
         ITEM 1:                           as Defined        (c) Shared      Managers
      Name of Issuer        (a) Sole       in Instr. V          Other       See Instr. V    (a) Sole     (b) Shared      (c) None
------------------------------------------------------------------------------------------------------------------------------------
STATE STREET CORP.              X                                                               X
SYMBOL TECHNOLOGIES INC.        X                                                               X
TECO ENERGY INC.                X                                                               X
TEXAS INSTRUMENTS               X                                                               X
TYCO                            X                                                               X
US BANCORP                      X                                                               X
USG                             X                                                               X
WEBMD CORP                      X                                                               X
WELLS FARGO                     X                                                               X
XCEL ENERGY INC.                X                                                               X



                              ** TABLE COMPLETE **